Supplement to the
Fidelity® Clean Energy ETF, Fidelity® Cloud Computing ETF, Fidelity® Crypto Industry and Digital Payments ETF, Fidelity® Digital Health ETF, Fidelity® Electric Vehicles and Future Transportation ETF, and Fidelity® Metaverse ETF
October 30, 2024
Prospectus

On October 15, 2025, the Board of Trustees of Fidelity Covington Trust (the "Board") approved a plan of liquidation for Fidelity® Digital Health ETF (the "fund"). Following Board approval, all or a portion of the fund will likely not be invested in accordance with its investment objective, and fund assets will be managed to provide for sufficient liquidity prior to liquidation. The fund is expected to liquidate on or about November 20, 2025 (the "Liquidation Date").
Suspension of Trading and Creation Orders. After the close of business on November 13, 2025, the fund will no longer accept creation orders. This is also expected to be the last day of trading of shares of the fund on the Cboe BZX Exchange, Inc. ("Cboe"). Shareholders may sell their fund shares on Cboe until market close on November 13, 2025, at which point the fund's shares will no longer trade on Cboe. A sale of fund shares will generally be taxable to shareholders who do not hold their shares through a tax-advantaged account. During the time between market close on November 13, 2025, and the Liquidation Date, shareholders will be unable to dispose of their shares on Cboe and there may not be a trading market for the fund's shares.
Liquidation of Assets. The fund will likely deviate from its investment objective and policies with respect to all or a portion of its assets as it prepares to liquidate and distribute its assets to its shareholders. It is anticipated that the fund's portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. The liquidation of the fund's portfolio may result in portfolio transaction costs, which will be borne by the fund and its shareholders. In connection with the liquidation, all outstanding shares of the fund on the Liquidation Date will be automatically redeemed by the fund. Each shareholder of record of the fund on the Liquidation Date will receive proceeds equal to the aggregate net asset value of their full and fractional shares at the time of liquidation. The fund may or may not (depending on its circumstances) pay one or more distributions prior to the liquidation, which generally will be taxable to shareholders who do not hold their shares through a tax-advantaged account. Any income and net realized capital gains of the fund that are not distributed prior to the liquidation will be included in the proceeds that shareholders receive in the liquidation. The total proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on Cboe prior to market close on November 13, 2025. Unless shares of the fund are held in a tax-advantaged account, distribution of liquidation proceeds to shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for their shares and will therefore generally give rise to a capital gain or loss depending on their basis in the shares. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds and the tax consequences of the liquidation more generally.
Fidelity® Metaverse ETF has changed its classification from a non-diversified to a diversified fund.
Effective December 20, 2024, Securities Lending Risk is no longer a principal investment risk for each fund.
Fidelity® Electric Vehicles and Future Transportation ETF has changed its classification from a non-diversified to a diversified fund.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Clean Energy ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode Capital Management, LLC (Geode) normally invests at least 80% of the fund's assets in securities included in the Fidelity Clean Energy IndexSM and in depositary receipts representing securities included in the index. The Fidelity Clean Energy IndexSM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum that distribute, produce or provide technology or equipment to support the production of energy from solar, wind, hydrogen and other renewable sources.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Clean Energy IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: clean energy production and distribution and clean energy technology manufacturing.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Clean Energy IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Clean Energy IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.

Effective December 20, 2024, the following information replaces similar information for Fidelity® Cloud Computing ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Cloud Computing IndexSM and in depositary receipts representing securities included in the index. The Fidelity Cloud Computing IndexSM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum that provide products or services enabling the increased adoption of cloud computing, characterized by the delivery of computing services over the internet.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Cloud Computing IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: cloud infrastructure, cloud platforms, and cloud software providers.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Cloud Computing IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Cloud Computing IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Crypto Industry and Digital Payments ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in equity securities included in the Fidelity Crypto Industry and Digital Payments IndexSM and in depositary receipts representing securities included in the index. The Fidelity Crypto Industry and Digital Payments IndexSM is designed to reflect the performance of a global universe of companies engaged in activities related to cryptocurrency, related blockchain technology and digital payments processing.
Cryptocurrency companies include those involved in cryptocurrency mining or provide financial services to support cryptocurrency issued on a blockchain such as custody, trading, asset management and other services.
Blockchain technology companies include those that distribute or manufacture infrastructure, hardware or software that supports cryptocurrency mining activities and/or the encryption and integrity of cryptocurrency.
Digital payments processing companies include those that facilitate payment activities through processes and protocols such as Electronic Funds Transfer (EFT), including Automated Clearing House (ACH), and other traditional payment information services.
The fund will not invest in digital assets (including cryptocurrencies) directly, or indirectly through the use of digital asset derivatives. The fund also will not invest in initial coin offerings. Therefore, the fund is not expected to track the price movement of any digital asset. The fund may, however, have indirect exposure to digital assets by virtue of its investments in cryptocurrency companies that use one or more digital assets as part of their business activities or that hold digital assets as proprietary investments.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Crypto Industry and Digital Payments IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of cryptocurrency companies and blockchain technology companies are first selected based on market share.  Stocks included in the index are selected based on revenues tied to one or a combination of the following designated business activity categories: cryptocurrency mining, crypto-related financial services, related blockchain technologies, and digital payments processing.
After initial screens are applied, stocks of cryptocurrency companies and blockchain technology companies are selected for inclusion in the index based on market share ranked by dollar revenue and thematic relevancy scores, and stocks of digital payments processing companies are selected for inclusion in the index based on revenues ranked by average daily volumes. Thematic relevancy scores are derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue tied to one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index.
Stocks not meeting this criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted based on modified average daily volume metrics subject to caps.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Crypto Industry and Digital Payments IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Crypto Industry and Digital Payments IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Digital Health ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Digital Health IndexSM and in depositary receipts representing securities included in the index. The Fidelity Digital Health IndexSM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum providing healthcare records management, connected healthcare devices, surgical robotics, telemedicine, and other technology-enabled healthcare products and services.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Digital Health IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: digital healthcare products & services and connected medical devices.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Digital Health IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Digital Health IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Electric Vehicles and Future Transportation ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Electric Vehicles and Future Transportation IndexSM and in depositary receipts representing securities included in the index. The Fidelity Electric Vehicles and Future Transportation IndexSM is designed to reflect the performance of a global universe of companies across the market capitalization spectrum engaged in the production of electric and/or autonomous vehicles and their components, technology, or energy systems, or engaged in other initiatives that aim to change the future of transportation.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Electric Vehicles and Future Transportation IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: future transportation technologies and future transportation enablers.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index. Stocks not meeting these criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted by adjusted market capitalization and capped under the methodology.
Stocks chosen for inclusion in the index represent both future technologies companies (approximately 25 stocks) and future transportation enabler companies (approximately 25 stocks).
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Electric Vehicles and Future Transportation IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Electric Vehicles and Future Transportation IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information replaces similar information for Fidelity® Metaverse ETF found in the "Investment Details" section under the "Principal Investment Strategies" heading.
Geode normally invests at least 80% of the fund's assets in securities included in the Fidelity Metaverse IndexSM and in depositary receipts representing securities included in the index. "Metaverse" is a term used to describe a future state of the internet characterized by a network of both augmented reality and virtual worlds that can be experienced persistently and in a shared environment by large numbers of users. The Fidelity Metaverse IndexSM is designed to reflect the performance of a global universe of companies that develop, manufacture, distribute, or sell products or services related to establishing and enabling the Metaverse.
The universe of stocks for consideration in the index, which is intended to reflect the broader global equity market across the market capitalization spectrum, consists of U.S., developed international and emerging market stocks, subject to liquidity and investability requirements.
The Fidelity Metaverse IndexSM is constructed using Fidelity's rules-based proprietary index methodology. The index methodology identifies and ranks stocks for inclusion in the index based on company revenues and proprietary natural language processing (NLP) scores. Stocks of companies are first selected based on market share and revenues tied to one or a combination of the following designated business activity categories, subject to thematic quality screens: computing hardware and components, digital infrastructure, design and engineering software, gaming technology and software, web development and content services, and smart phone and wearable technology.
After initial screens are applied, stocks are selected for inclusion in the index based on market share ranked by dollar revenue and a thematic relevancy score derived from a combination of revenue related to designated business activities and NLP scores. NLP is used to analyze text-based documents to identify companies with relevant keywords.
Stocks of companies with greater than 50% of their total revenue from one or a combination of designated business activities or at least 5% market share (based on total revenues in designated business activities) will comprise 85% or more of the index.
Stocks not meeting this criteria may also be included in the index but are generally capped at lower weights. Each stock is weighted based on modified average daily volume metrics subject to caps.
The index is rebalanced (and reconstituted) quarterly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.
The fund primarily utilizes replication. However, the fund may not always hold the same securities as the Fidelity Metaverse IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, liquidity, country weightings, and the effect of foreign taxes.
The fund may not track the index because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.
The fund will invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that the Fidelity Metaverse IndexSM concentrates in the securities of issuers in a particular industry. In addition, the fund may invest a significant percentage of its assets in relatively few companies. The fund is classified as non-diversified.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
If Geode's strategies do not work as intended, the fund may not achieve its objective.
Effective December 20, 2024, the following information supplements information found in the "Investment Details" section under the "Other Investment Strategies" heading.
The fund may lend securities to broker-dealers or other institutions to earn income.
CEE-PSTK-1025-103 1.9905428.103	October 16, 2025
Supplement to the
Fidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF, Fidelity® Fundamental Small-Mid Cap ETF, Fidelity® Magellan℠ ETF, Fidelity® Real Estate Investment ETF, Fidelity® Sustainable U.S. Equity ETF, and Fidelity® Women's Leadership ETF
November 29, 2024
Prospectus

On October 15, 2025, the Board of Trustees of Fidelity Covington Trust (the "Board") approved a plan of liquidation for Fidelity® Sustainable U.S. Equity ETF and Fidelity® Women's Leadership ETF (each, a "fund"). Following Board approval, all or a portion of each fund will likely not be invested in accordance with its investment objective, and fund assets will be managed to provide for sufficient liquidity prior to liquidation. Each fund is expected to liquidate on or about November 20, 2025 (the "Liquidation Date").
Suspension of Trading and Creation Orders. After the close of business on November 13, 2025, each fund will no longer accept creation orders. This is also expected to be the last day of trading of shares of each fund on the NYSE Arca, Inc. ("NYSE"). Shareholders may sell their fund shares on NYSE until market close on November 13, 2025, at which point each fund's shares will no longer trade on NYSE. A sale of fund shares will generally be taxable to shareholders who do not hold their shares through a tax-advantaged account. During the time between market close on November 13, 2025, and the Liquidation Date, shareholders will be unable to dispose of their shares on NYSE and there may not be a trading market for each fund's shares.
Liquidation of Assets. Each fund will likely deviate from its investment objective and policies with respect to all or a portion of its assets as it prepares to liquidate and distribute its assets to its shareholders. It is anticipated that each fund's portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. The liquidation of each fund's portfolio may result in portfolio transaction costs, which will be borne by each fund and its shareholders. In connection with the liquidation, all outstanding shares of each fund on the Liquidation Date will be automatically redeemed by each fund. Each shareholder of record of each fund on the Liquidation Date will receive proceeds equal to the aggregate net asset value of their full and fractional shares at the time of liquidation. Each fund may or may not (depending on its circumstances) pay one or more distributions prior to the liquidation, which generally will be taxable to shareholders who do not hold their shares through a tax-advantaged account. Any income and net realized capital gains of each fund that are not distributed prior to the liquidation will be included in the proceeds that shareholders receive in the liquidation. The total proceeds received by a shareholder may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on NYSE prior to market close on November 13, 2025. Unless shares of a fund are held in a tax-advantaged account, distribution of liquidation proceeds to shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for their shares and will therefore generally give rise to a capital gain or loss depending on their basis in the shares. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds and the tax consequences of the liquidation more generally.
Effective June 13, 2025, Nidhi Gupta no longer serves as Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF.
Effective June 13, 2025, Michael Robertson no longer serves as Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF.
The following information supplements information for Fidelity® Sustainable U.S. Equity ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Michael Kim (Co-Portfolio Manager) has managed the fund since 2025.
Preeti Sayana (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information for Fidelity® Sustainable U.S. Equity ETF found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Michael Kim is Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.
Preeti Sayana is Co-Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as research analyst and portfolio manager.
The following information replaces similar information for Fidelity® Real Estate Investment ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
The fund is jointly and primarily managed by the team of Steve Buller (Co-Portfolio Manager) and Michael Kim (Co-Portfolio Manager). Mr. Buller has managed the fund since 2021 and Mr. Kim has managed the fund since 2024.
Mr. Buller develops the investment strategy for the fund and is not responsible for the operational implementation of the strategy. Mr. Kim is responsible for the operational implementation of the strategy.
The following information replaces similar information for Fidelity® Sustainable U.S. Equity ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
The fund is jointly and primarily managed by the team of Nicole Connolly (Co-Lead Portfolio Manager), Nidhi Gupta (Co-Lead Portfolio Manager), and Michael Robertson (Co-Portfolio Manager), each of whom has managed the fund since 2021 (Ms. Gupta since 2024).
Ms. Connolly and Ms. Gupta develop the investment strategy for the fund in conjunction with Mr. Robertson. Ms. Connolly and Ms. Gupta are not responsible for the operational implementation of the strategy. Mr. Robertson is responsible for the operational implementation of the strategy.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF and Ms. Gupta will assume sole Lead Portfolio Manager responsibilities.
The following information replaces similar information for Fidelity® Women's Leadership ETF found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
The fund is jointly and primarily managed by the team of Nicole Connolly (Co-Lead Portfolio Manager), Preeti Sayana (Co-Lead Portfolio Manager), and Kenyon Hunt (Co-Portfolio Manager). Ms. Connolly has managed the fund since 2021, Mr. Hunt has managed the fund since 2023, and Ms. Sayana has managed the fund since 2024.
Ms. Connolly and Ms. Sayana develop the investment strategy for the fund and are not responsible for the operational implementation of the strategy. Mr. Hunt is responsible for the operational implementation of the strategy.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Women's Leadership ETF and Ms. Sayana will assume sole Lead Portfolio Manager responsibilities.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Fidelity® Real Estate Investment ETF is jointly and primarily managed by the team of Steve Buller (Co-Portfolio Manager) and Michael Kim (Co-Portfolio Manager). Mr. Buller has managed the fund since 2021 and Mr. Kim has managed the fund since 2024.
Mr. Buller develops the investment strategy for Fidelity® Real Estate Investment ETF and is not responsible for the operational implementation of the strategy. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Buller has worked as a research analyst and portfolio manager.
Mr. Kim is responsible for the operational implementation of Fidelity® Real Estate Investment ETF's investment strategy. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Kim has worked as a quantitative analyst and portfolio manager.
Fidelity® Sustainable U.S. Equity ETF is jointly and primarily managed by the team of Nicole Connolly (Co-Lead Portfolio Manager), Nidhi Gupta (Co-Lead Portfolio Manager), and Michael Robertson (Co-Portfolio Manager), each of whom has managed the fund since 2021 (Ms. Gupta since 2024).
Ms. Connolly develops the investment strategy for Fidelity® Sustainable U.S. Equity ETF in conjunction with Ms. Gupta and Mr. Robertson and is not responsible for the operational implementation of the strategy. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
Ms. Gupta develops the investment strategy for Fidelity® Sustainable U.S. Equity ETF in conjunction with Ms. Connolly and Mr. Robertson and is not responsible for the operational implementation of the strategy. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Mr. Robertson, in addition to his role in developing the investment strategy for Fidelity® Sustainable U.S. Equity ETF, is responsible for the operational implementation of the investment strategy. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Robertson has worked as a quantitative analyst, Head of Quantitative Sustainable Investing, and portfolio manager.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Sustainable U.S. Equity ETF and Ms. Gupta will assume sole Lead Portfolio Manager responsibilities.
Fidelity® Women's Leadership ETF is jointly and primarily managed by the team of Nicole Connolly (Co-Lead Portfolio Manager), Preeti Sayana (Co-Lead Portfolio Manager), and Kenyon Hunt (Co-Portfolio Manager). Ms. Connolly has managed the fund since 2021, Mr. Hunt has managed the fund since 2023, and Ms. Sayana has managed the fund since 2024.
Ms. Connolly develops the investment strategy for Fidelity® Women's Leadership ETF and is not responsible for the implementation of the strategy. She also manages other funds. Since joining Fidelity Investments in 2000, Ms. Connolly has worked as a managing director of research, Chief Investment Officer of ESG Investing, and portfolio manager.
Ms. Sayana develops the investment strategy for Fidelity® Women's Leadership ETF and is not responsible for the implementation of the strategy. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Sayana has worked as a research analyst and portfolio manager.
Mr. Hunt is responsible for the operational implementation of Fidelity® Women's Leadership ETF's investment strategy. Since joining Fidelity Investments in 2020, Mr. Hunt has worked as a quantitative research specialist, quantitative analyst, and portfolio manager. Prior to joining Fidelity, Mr. Hunt worked at FactSet as a consultant and consulting manager. He has been in the financial industry since 2016.
It is expected that Ms. Connolly will retire on or about December 31, 2024.  At that time, she will no longer serve as Co-Lead Portfolio Manager of Fidelity® Women's Leadership ETF and Ms. Sayana will assume sole Lead Portfolio Manager responsibilities.
ETC-PSTK-1025-110 1.9903671.110	October 16, 2025